Financial instruments (Tables)	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Summary of Carrying Amount of Assets and Liabilities by Measurement Method
The carrying amount of Sony’s assets and liabilities by measurement method as of April 1, 2020, March 31, 2021 and 2022 are as follows:

	Yen in millions
	April 1	March 31
	2020	2021	2022
Assets:
Financial assets required to be measured at amortized cost (“AC”)
Investments and advances in the Financial Services segment
Debt securities	255,447	298,794	358,238
Housing loans in the banking business	1,919,219	2,342,728	2,752,985
Other loans	252,875	236,828	230,516
Trade and other receivables *
Trade receivables	1,180,798	1,356,612	1,617,323
Other receivables	2,393	2,296	2,736
Other financial assets
Time deposit	20,705	21,165	39,223
Security deposit	110,399	114,490	121,856
Non-current other receivables in the Pictures segment	109,012	88,111	166,279
Other	19,968	17,218	16,425
Financial assets required to be measured at fair value through profit or loss (“FVPL”)
Investments and advances in the Financial Services segment
Debt securities	894,493	1,017,169	1,012,057
Equity securities	884,480	1,398,097	1,798,536
Other financial assets
Debt securities	8,509	9,671	16,013
Equity securities	86,628	182,985	120,274
Derivative assets	46,464	38,913	61,023
Financial assets designated to be measured at FVPL
Investments and advances in the Financial Services segment
Debt securities	247,289	295,314	267,169
Financial assets required to be measured at fair value through other comprehensive income (“FVOCI”)
Investments and advances in the Financial Services segment
Debt securities	12,222,667	12,113,844	12,378,244
Other financial assets
Debt securities	760	529	522
Financial assets designated to be measured at FVOCI
Investments and advances in the Financial Services segment
Equity securities	2,907	5,754	8,016
Other financial assets
Equity securities	54,758	340,364	303,992

Total assets	18,319,771	19,880,882	21,271,427
Current assets	1,645,765	1,888,572	2,130,033
Non-current assets	16,674,006	17,992,310	19,141,394

*	The amounts of trade and other receivables exclude contract assets within trade and other receivables, and contract assets in the consolidated statements of financial position.
Cash and cash equivalents are excluded from the table above. Refer to Note 27.

	Yen in millions
	April 1	March 31
	2020	2021	2022
Liabilities:
Financial liabilities required to be measured at AC
Short-term borrowings	824,045	1,201,747	1,976,553
Current portion of long-term debt	98,923	205,406	171,409
Trade and other payables
Trade payables	1,139,093	1,455,751	1,716,316
Other payables	171,443	140,812	126,926
Deposits from customers in the banking business *	2,440,783	2,773,884	3,004,215
Long-term debt	939,030	1,053,636	1,203,646
Other financial liabilities	60,291	47,336	63,281
Financial liabilities required to be measured at FVPL
Other financial liabilities
Derivative liabilities	35,866	40,354	72,120
Contingent consideration	5,666	6,161	21,552
Financial liabilities designated to be measured at FVPL
Other financial liabilities
Redeemable noncontrolling interests	7,767	8,179	34,995

Total liabilities	5,722,907	6,933,266	8,391,013
Current liabilities	4,637,043	5,740,213	6,975,408
Non-current liabilities	1,085,864	1,193,053	1,415,605

*	Deposits from customers in the banking business include the non-current portion that is recorded within other financial liabilities in the consolidated statements of financial position.

Summary of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis
The fair value of Sony’s assets and liabilities that are measured at fair value on a recurring basis as of April 1, 2020, March 31, 2021 and 2022 is as follows:

	Yen in millions
	April 1, 2020
					Presentation in the consolidated statements of financial position
	Level 1	Level 2	Level 3	Total	Investments and advances in the Financial Services segment (Current)	Other financial assets (Current)	Investments and advances in the Financial Services segment (Non-current)	Other financial assets (Non-current)
Assets:
Financial assets required to be measured at FVPL
Debt securities
Japanese national government bonds	—	162,708	—	162,708	4,505	—	158,203	—
Japanese local government bonds	—	600	—	600	—	—	600	—
Japanese corporate bonds	—	9,395	30	9,425	—	—	9,395	30
Foreign government bonds	24,330	155,908	—	180,238	66	—	180,172	—
Foreign corporate bonds	—	32,157	683	32,840	7,903	—	24,254	683
Securitized products	—	—	5,787	5,787	—	—	5,787	—
Investment funds	—	483,613	27,791	511,404	—	—	503,608	7,796
Equity securities	958,414	9,757	2,937	971,108	—	—	884,480	86,628
Derivative assets
Interest rate contracts	—	1,604	—	1,604	—	53	—	1,551
Foreign exchange contracts	315	21,188	—	21,503	—	21,454	—	49
Equity contracts	604	18,281	4,081	22,966	—	22,966	—	—
Other	391	—	—	391	—	391	—	—
Financial assets designated to be measured at FVPL
Debt securities
Japanese national government bonds	—	51,664	—	51,664	10,011	—	41,653	—
Japanese local government bonds	—	28,604	—	28,604	6,822	—	21,782	—
Japanese corporate bonds	—	22,227	—	22,227	2,607	—	19,620	—
Foreign government bonds	—	41,089	—	41,089	9,618	—	31,471	—
Foreign corporate bonds	—	103,159	546	103,705	19,798	—	83,907	—
Financial assets required to be measured at FVOCI
Debt securities
Japanese national government bonds	—	9,918,197	—	9,918,197	—	—	9,918,197	—
Japanese local government bonds	—	40,569	—	40,569	8,513	—	32,056	—
Japanese corporate bonds	—	698,188	34,569	732,757	12,167	—	720,590	—
Foreign government bonds	—	1,298,020	—	1,298,020	1,517	—	1,296,400	103
Foreign corporate bonds	—	175,670	14,541	190,211	58,010	—	131,544	657
Securitized products	—	33,383	10,290	43,673	—	—	43,673	—
Financial assets designated to be measured at FVOCI
Equity securities	10,432	—	47,233	57,665	—	—	2,907	54,758

Total assets	994,486	13,305,981	148,488	14,448,955	141,537	44,864	14,110,299	152,255

					Presentation in the consolidated statements of financial position
	Level 1	Level 2	Level 3	Total	Other financial liabilities (Current)	Other financial liabilities (Non-current)
Liabilities:
Financial liabilities required to be measured at FVPL
Derivative liabilities
Interest rate contracts	—	17,679	—	17,679	483	17,196
Foreign exchange contracts	226	16,110	—	16,336	14,581	1,755
Equity contracts	1,476	—	—	1,476	1,476	—
Other	375	—	—	375	375	—
Contingent consideration	—	—	5,666	5,666	2,640	3,026
Financial liabilities designated to be measured at FVPL
Redeemable noncontrolling interests	—	—	7,767	7,767	—	7,767

Total liabilities	2,077	33,789	13,433	49,299	19,555	29,744

	Yen in millions
	March 31, 2021
					Presentation in the consolidated statements of financial position
	Level 1	Level 2	Level 3	Total	Investments and advances in the Financial Services segment (Current)	Other financial assets (Current)	Investments and advances in the Financial Services segment (Non-current)	Other financial assets (Non-current)
Assets:
Financial assets required to be measured at FVPL
Debt securities
Japanese national government bonds	—	168,281	—	168,281	—	—	168,281	—
Japanese local government bonds	—	600	—	600	—	—	600	—
Japanese corporate bonds	—	14,386	62	14,448	—	—	14,386	62
Foreign government bonds	30,164	183,994	—	214,158	—	—	214,158	—
Foreign corporate bonds	—	21,297	213	21,510	5,434	—	15,863	213
Securitized products	—	—	6,142	6,142	—	—	6,142	—
Investment funds	—	564,447	37,254	601,701	—	—	592,305	9,396
Equity securities	1,555,620	22,290	3,172	1,581,082	13,425	—	1,384,672	182,985
Derivative assets
Interest rate contracts	—	12,788	—	12,788	—	50	—	12,738
Foreign exchange contracts	3	15,688	—	15,691	—	14,104	—	1,587
Equity contracts	241	—	10,176	10,417	—	5,278	—	5,139
Other	17	—	—	17	—	17	—	—
Financial assets designated to be measured at FVPL
Debt securities
Japanese national government bonds	—	65,988	—	65,988	21,021	—	44,967	—
Japanese local government bonds	—	26,724	—	26,724	12,088	—	14,636	—
Japanese corporate bonds	—	16,422	—	16,422	12,483	—	3,939	—
Foreign government bonds	—	17,174	—	17,174	—	—	17,174	—
Foreign corporate bonds	—	169,006	—	169,006	24,700	—	144,306	—
Financial assets required to be measured at FVOCI
Debt securities
Japanese national government bonds	—	9,797,091	—	9,797,091	—	—	9,797,091	—
Japanese local government bonds	—	47,339	—	47,339	17,536	—	29,803	—
Japanese corporate bonds	—	723,335	93,288	816,623	12,497	—	804,126	—
Foreign government bonds	—	1,185,639	—	1,185,639	—	—	1,185,528	111
Foreign corporate bonds	—	195,992	18,066	214,058	88,412	—	125,243	403
Securitized products	—	44,105	9,402	53,507	—	—	53,507	—
Other	—	116	—	116	—	—	101	15
Financial assets designated to be measured at FVOCI
Equity securities	241,577	—	104,541	346,118	—	—	5,754	340,364

Total assets	1,827,622	13,292,702	282,316	15,402,640	207,596	19,449	14,622,582	553,013

					Presentation in the consolidated statements of financial position
	Level 1	Level 2	Level 3	Total	Other financial liabilities (Current)	Other financial liabilities (Non-current)
Liabilities:
Financial liabilities required to be measured at FVPL
Derivative liabilities
Interest rate contracts	—	14,962	—	14,962	694	14,268
Foreign exchange contracts	128	20,105	—	20,233	20,233	—
Equity contracts	986	4,171	—	5,157	5,157	—
Other	2	—	—	2	2	—
Contingent consideration	—	—	6,161	6,161	1,669	4,492
Financial liabilities designated to be measured at FVPL
Redeemable noncontrolling interests	—	—	8,179	8,179	5,307	2,872

Total liabilities	1,116	39,238	14,340	54,694	33,062	21,632

	Yen in millions
	March 31, 2022
					Presentation in the consolidated statements of financial position
	Level 1	Level 2	Level 3	Total	Investments and advances in the Financial Services segment (Current)	Other financial assets (Current)	Investments and advances in the Financial Services segment (Non-current)	Other financial assets (Non-current)
Assets:
Financial assets required to be measured at FVPL
Debt securities
Japanese national government bonds	—	368,273	—	368,273	—	—	368,273	—
Japanese local government bonds	—	600	—	600	—	—	600	—
Japanese corporate bonds	—	15,350	18	15,368	—	—	15,317	51
Foreign government bonds	29,237	185,238	—	214,475	—	—	214,475	—
Foreign corporate bonds	—	—	117	117	—	—	—	117
Securitized products	—	—	3,713	3,713	—	—	3,713	—
Investment funds	—	377,004	48,520	425,524	3	—	409,676	15,845
Equity securities	1,906,244	9,349	3,217	1,918,810	—	—	1,798,536	120,274
Derivative assets
Interest rate contracts	—	26,795	—	26,795	—	32	—	26,763
Foreign exchange contracts	—	30,204	—	30,204	—	28,147	—	2,057
Equity contracts	—	—	4,024	4,024	—	3,669	—	355
Financial assets designated to be measured at FVPL
Debt securities
Japanese national government bonds	—	48,711	—	48,711	4,002	—	44,709	—
Japanese local government bonds	—	26,612	—	26,612	5,315	—	21,297	—
Japanese corporate bonds	—	7,228	—	7,228	3,907	—	3,321	—
Foreign government bonds	—	17,598	—	17,598	1,466	—	16,132	—
Foreign corporate bonds	—	163,395	3,625	167,020	33,690	—	133,330	—
Financial assets required to be measured at FVOCI
Debt securities
Japanese national government bonds	—	9,667,158	—	9,667,158	—	—	9,667,158	—
Japanese local government bonds	—	36,369	—	36,369	12,435	—	23,934	—
Japanese corporate bonds	—	746,223	154,245	900,468	10,257	—	890,211	—
Foreign government bonds	—	1,353,394	—	1,353,394	—	—	1,353,277	117
Foreign corporate bonds	—	318,699	20,837	339,536	65,000	—	274,131	405
Securitized products	—	41,982	39,859	81,841	—	—	81,841	—
Financial assets designated to be measured at FVOCI
Equity securities	106,499	—	205,509	312,008	—	—	8,016	303,992

Total assets	2,041,980	13,440,182	483,684	15,965,846	136,075	31,848	15,327,947	469,976

					Presentation in the consolidated statements of financial position
	Level 1	Level 2	Level 3	Total	Other financial liabilities (Current)	Other financial liabilities (Non-current)
Liabilities:
Financial liabilities required to be measured at FVPL
Derivative liabilities
Interest rate contracts	—	7,530	—	7,530	471	7,059
Foreign exchange contracts	—	36,582	—	36,582	36,582	—
Equity contracts	11,903	16,105	—	28,008	28,008	—
Contingent consideration	—	—	21,552	21,552	1,475	20,077
Financial liabilities designated to be measured at FVPL
Redeemable noncontrolling interests	—	—	34,995	34,995	2,435	32,560

Total liabilities	11,903	60,217	56,547	128,667	68,971	59,696

Summary of Valuation Techniques Used to Measure the Fair Value of Assets and Liabilities Classified as Level 3
The valuation techniques used to measure the fair value of assets and liabilities classified as Level 3, significant unobservable inputs, and their range are as follows:

	Valuation technique(s)	Significant unobservable inputs	Range
			April 1, 2020	March 31, 2021	March 31, 2022
Financial assets required to be measured at FVOCI
Debt securities
Japanese corporate bonds	Discounted cash flow	Credit spread *	37bp-67bp	27bp-65bp	26bp-67bp
Foreign corporate bonds			40bp-280bp	20bp-130bp	0bp-170bp
Securitized products			110bp-150bp	100bp-150bp	100bp-160bp

*	bp = basis point

Summary of Changes in Fair Value of Level 3 Assets and Liabilities
The changes in fair value of Level 3 assets and liabilities for the fiscal years ended March 31, 2021 and 2022 are as follows:

	Yen in millions
	Fiscal year ended March 31, 2021
		Total gains (losses) *1
	Beginning balance	Net income *2	Other comprehensive income *3	Purchases	Sales and settlements	Transfers to Level 3 *4	Transfers out of Level 3 *5	Other	Ending balance
Assets:
Financial assets required to be measured at FVPL
Debt securities
Japanese corporate bonds	30	—	—	32	—	—	—	—	62
Foreign corporate bonds	683	—	—	101	—	—	—	(571)	213
Securitized products	5,787	—	—	2,761	(2,406)	—	—	—	6,142
Investment funds	27,791	66	62	18,232	(8,566)	—	—	(331)	37,254
Equity securities	2,937	2,081	26	1,446	(2,818)	—	(500)	—	3,172
Derivative assets
Equity contracts	4,081	5,554	541	—	—	—	—	—	10,176
Financial assets designated to be measured at FVPL
Debt securities
Foreign corporate bonds	546	(19)	—	—	(527)	—	—	—	—
Financial assets required to be measured at FVOCI
Debt securities
Japanese corporate bonds	34,569	—	(5,580)	64,299	—	—	—	—	93,288
Foreign corporate bonds	14,541	168	365	6,136	(7,304)	4,544	—	(384)	18,066
Securitized products	10,290	761	75	—	(3,900)	2,176	—	—	9,402
Financial assets designated to be measured at FVOCI
Equity securities	47,233	—	25,829	35,999	(1,053)	—	(4,559)	1,092	104,541
Liabilities:
Financial liabilities required to be measured at FVPL
Contingent consideration	5,666	16	101	2,041	(1,532)	—	—	(131)	6,161
Financial liabilities designated to be measured at FVPL
Redeemable noncontrolling interests	7,767	783	655	1,262	(2,288)	—	—	—	8,179

	Yen in millions
	Fiscal year ended March 31, 2022
		Total gains (losses) *1
	Beginning balance	Net income *2	Other comprehensive income *3	Purchases	Sales and settlements	Transfers to Level 3 *4	Transfers out of Level 3 *5	Other	Ending balance
Assets:
Financial assets required to be measured at FVPL
Debt securities
Japanese corporate bonds	62	—	—	20	—	—	(34)	(30)	18
Foreign corporate bonds	213	5	—	10	—	—	—	(111)	117
Securitized products	6,142	—	—	—	(2,429)	—	—	—	3,713
Investment funds	37,254	5,678	394	22,079	(16,885)	—	—	—	48,520
Equity securities	3,172	(395)	(15)	477	(22)	—	—	—	3,217
Derivative assets
Equity contracts	10,176	(6,629)	477	—	—	—	—	—	4,024
Financial assets designated to be measured at FVPL
Debt securities
Foreign corporate bonds	—	337	—	—	—	3,288	—	—	3,625
Financial assets required to be measured at FVOCI
Debt securities
Japanese corporate bonds	93,288	(1)	(13,006)	73,964	—	—	—	—	154,245
Foreign corporate bonds	18,066	700	(5)	12,000	(9,868)	—	—	(56)	20,837
Securitized products	9,402	279	(82)	41,763	(10,625)	3,166	(4,044)	—	39,859
Financial assets designated to be measured at FVOCI
Equity securities	104,541	—	25,614	89,274	(5,825)	63	(7,884)	(274)	205,509
Liabilities:
Financial liabilities required to be measured at FVPL
Contingent consideration	6,161	297	1,645	15,221	(1,762)	—	—	(10)	21,552
Financial liabilities designated to be measured at FVPL
Redeemable noncontrolling interests	8,179	2,008	2,978	27,240	(5,285)	—	—	(125)	34,995

*1	For liability items, gains are presented as negative and losses are presented as positive.

*2	Gains (losses) recognized in net income are included in financial services revenue, financial income and financial expenses in the consolidated statements of income.

*3
Gains (losses) recognized in other comprehensive income are included in changes in equity instruments measured at fair value through other comprehensive income, changes in debt instruments measured at fair value through other comprehensive income and exchange differences on translating foreign operations in the consolidated statements of comprehensive income.

*4
Certain debt and equity securities were transferred to Level 3 because differences between the fair value determined by indicative quotes from dealers and the fair value determined by internally developed prices became significant and the observability of the inputs used decreased.

*5	Certain debt and equity securities were transferred from Level 3 because observable market data became available.

Summary of Changes in Unrealized Gains (Losses) Recognized in Net Income for Level 3 Assets and Liabilities
The changes in unrealized gains (losses) recognized in net income for Level 3 assets and liabilities held as of March 31, 2021 and 2022 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2021	2022
Assets:
Financial assets required to be measured at FVPL
Debt securities
Foreign corporate bonds	—	5
Investment funds	(914)	4,562
Equity securities	(652)	98
Derivative assets
Equity contracts	5,554	(6,629)
Financial assets designated to be measured at FVPL
Debt securities
Foreign corporate bonds	—	337
Financial assets required to be measured at FVOCI
Debt securities
Foreign corporate bonds	168	700
Securitized products	761	238
Liabilities:
Financial liabilities required to be measured at FVPL
Contingent consideration	—	(513)
Financial liabilities designated to be measured at FVPL
Redeemable noncontrolling interests	(783)	(1,878)
Gains (losses) recognized in net income are included in financial services revenue, financial income and financial expenses in the consolidated statements of income.
Summary of Equity Instruments Measured at Fair Value Through Other Comprehensive Income
Equity instruments measured at fair value through other comprehensive income as of April 1, 2020, March 31, 2021 and 2022 comprise the following:

	Yen in millions
	April 1	March 31
	2020	2021	2022
Marketable equity instruments	10,432	241,577	106,499
Non-marketable equity instruments	47,233	104,541	205,509

Total	57,665	346,118	312,008

Summary of Equity Instruments Measured at Fair Value Through Other Comprehensive Income Which Were Derecognized	Information relating to investments derecognized during the fiscal years ended March 31, 2021 and 2022 is as follows:

	Yen in millions
	Fiscal year ended March 31
	2021	2022
Fair value at derecognition	2,644	11,015
Cumulative amount recognized in other comprehensive income, net of tax *	(6,085)	5,784
Dividend received	5	70

*	The cumulative amount recognized in other comprehensive income, net of tax , was transferred to retained earnings upon derecognition of the equity instruments.

Summary of Significant Marketable Equity Instruments Measured at Fair Value Through Other Comprehensive Income
Significant marketable equity instruments measured at fair value through other comprehensive income as of April 1, 2020, March 31, 2021 and 2022 are as follows:

	Yen in millions
	April 1	March 31
	2020	2021	2022
Bilibili Inc.	—	205,177	54,162
KADOKAWA Corporation	—	6,110	9,161
Toei Animation Co., Ltd.	3,411	8,851	8,371
Safie Inc.	—	—	7,122
ClearView Wealth Limited	1,472	4,228	6,987
Devolver Digital, Inc.	—	—	5,773
Chicken Soup for the Soul Entertainment, Inc.	—	4,717	5,521

Summary of Balances of the Non-Marketable Instruments Measured at Fair Value Through Other Comprehensive Income by Major Sector Categories
The balances of the
non-marketable
instruments measured at fair value through other comprehensive income by major sector categories as of April 1, 2020, March 31, 2021 and 2022 are as follows:

	Yen in millions
	April 1	March 31
	2020	2021	2022
Entertainment *1	7,634	52,458	148,283
Manufacturing *2	24,806	33,579	35,406
Information technology, Communication and Service *3	12,363	16,416	20,327
*1	Major investments included were as follows:
April 1, 2020: Crackle Plus, LLC
March 31, 2021: Epic Games, Inc.
March 31, 2022: Epic Games, Inc. and Scopely, Inc.

*2	Major investments included Nichia Corporation.

*3	Major investments included MBS Media Holdings, Inc.

Summary of Fair Values by Fair Value Hierarchy Level of Certain Financial Instruments that are Measured at Amortized Cost
The fair values by fair value hierarchy level of certain financial instruments that are measured at amortized cost as of April 1, 2020, March 31, 2021 and 2022 are summarized as follows:

	Yen in millions
	April 1, 2020
	Fair value				Carrying amount
	Level 1	Level 2	Level 3	Total	Total
Assets:
Debt securities
Japanese national government bonds	—	94,062	—	94,062	72,064
Japanese local government bonds	—	2,835	—	2,835	2,503
Japanese corporate bonds	—	4,166	—	4,166	3,634
Foreign corporate bonds	—	105	—	105	98
Securitized products	—	—	160,760	160,760	174,772
Other	—	41	2,335	2,376	2,376
Housing loans in the banking business	—	2,161,432	—	2,161,432	1,919,219

Total assets	—	2,262,641	163,095	2,425,736	2,174,666

Liabilities:
Long-term debt including the current portion	—	605,444	25,401	630,845	631,716

Total liabilities	—	605,444	25,401	630,845	631,716

	Yen in millions
	March 31, 2021
	Fair value				Carrying amount
	Level 1	Level 2	Level 3	Total	Total
Assets:
Debt securities
Japanese national government bonds	—	87,705	—	87,705	71,420
Japanese local government bonds	—	2,010	—	2,010	1,716
Japanese corporate bonds	—	3,883	—	3,883	3,537
Foreign corporate bonds	—	6,032	—	6,032	5,907
Securitized products	—	—	211,229	211,229	211,271
Other	—	41	4,902	4,943	4,943
Housing loans in the banking business	—	—	2,559,073	2,559,073	2,342,728

Total assets	—	99,671	2,775,204	2,874,875	2,641,522

Liabilities:
Long-term debt including the current portion	—	794,479	55,451	849,930	857,019

Total liabilities	—	794,479	55,451	849,930	857,019

	Yen in millions
	March 31, 2022
	Fair value				Carrying amount
	Level 1	Level 2	Level 3	Total	Total
Assets:
Debt securities
Japanese national government bonds	—	86,622	—	86,622	75,634
Japanese local government bonds	—	1,963	—	1,963	1,717
Japanese corporate bonds	—	3,727	—	3,727	3,583
Foreign corporate bonds	—	5,121	—	5,121	5,047
Securitized products	—	—	269,376	269,376	271,308
Other	—	41	909	950	949
Housing loans in the banking business	—	—	2,837,349	2,837,349	2,752,985

Total assets	—	97,474	3,107,634	3,205,108	3,111,223

Liabilities:
Long-term debt including the current portion	—	841,249	60,873	902,122	909,706

Total liabilities	—	841,249	60,873	902,122	909,706

Summary of Income and Expenses Related to Financial Instruments in the Financial Services Segment
The breakdown of income and expenses related to financial instruments in the Financial Services segment for the fiscal years ended March 31, 2021 and 2022 is as follows:

	Yen in millions
	March 31, 2021
	Financial instruments required to be measured at FVPL	Financial instruments designated to be measured at FVPL	Financial assets measured at AC	Financial liabilities measured at AC	Debt instruments measured at FVOCI	Equity instruments measured at FVOCI	Total
Income
Net gains (losses) recognized in profit or loss	412,957	4,936	(14,069)	(5,569)	51,194	—	449,449
Total interest income	—	—	26,141	—	169,072	—	195,213
Dividend income	—	—	—	—	—	2	2
Expenses
Total interest expenses	—	—	—	4,577	—	—	4,577
Impairment losses (gains) on financial assets	—	—	(15)	—	18	—	3

	Yen in millions
	March 31, 2022
	Financial instruments required to be measured at FVPL	Financial instruments designated to be measured at FVPL	Financial assets measured at AC	Financial liabilities measured at AC	Debt instruments measured at FVOCI	Equity instruments measured at FVOCI	Total
Income
Net gains (losses) recognized in profit or loss	225,922	(6,673)	14,765	(49,110)	148,813	—	333,717
Total interest income	—	—	32,839	—	180,006	—	212,845
Dividend income	—	—	—	—	—	85	85
Expenses
Total interest expenses	—	—	—	3,838	—	—	3,838
Impairment losses (gains) on financial assets	—	—	19	—	24	—	43